Investments in and Advances to Affiliates (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Investments in and Advances to Affiliated Companies
Investments in capital stock	$ 279,590	¥ 23,206,000	¥ 21,688,000
Advances	23,000	1,909,000	2,314,000
Total	302,590	25,115,000	24,002,000
Summarized financial information for affiliated companies
Current assets	1,424,169	118,206,000	107,097,000
Net property, plant and equipment - less accumulated depreciation	482,747	40,068,000	42,207,000
Investments and other assets	333,397	27,672,000	22,246,000
Total assets	2,240,313	185,946,000	171,550,000
Current liabilities	1,053,867	87,471,000	79,894,000
Noncurrent liabilities	468,952	38,923,000	35,156,000
Equity	717,494	59,552,000	56,500,000
Total liabilities and equity	2,240,313	185,946,000	171,550,000
Net sales	2,517,578	208,959,000	168,418,000	205,798,000
Net income	$ 67,494	¥ 5,602,000	¥ 3,229,000	¥ 1,300,000